Variable interest entity	12 Months Ended
May 31, 2022
Accounting Policies [Abstract]
Variable interest entity ("VIE")

Note 3 – Variable interest entity (“VIE”)

On October 18, 2021, Zhongke WFOE entered into Contractual Arrangements with Hainan ZKGC. The significant terms of these Contractual Arrangements are summarized in “Note 1—Nature of business and organization” above. As a result, the Company classifies Hainan ZKGC as a VIE which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Zhongke WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Hainan ZKGC because it has both of the following characteristics:

(1)	The power to direct activities at Hainan ZKGC that most significantly impact such entity’s economic performance, and

(2)	The right to receive benefits from Hainan ZKGC that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Hainan ZKGC pays service fees equal to all of its net income to Zhongke WFOE. The Contractual Arrangements are designed so that Hainan ZKGC operates for the benefit of Zhongke WFOE and ultimately, the Company.

Under the Contractual Arrangements, the Company has the power to direct activities of the VIE and can have assets transferred out of the VIE. Therefore, the Company considers that there is no asset in the VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves, if any. As the VIE is incorporated as a limited liability company under the Company Law of the PRC, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE.

Accordingly, the accounts of Hainan ZKGC and its subsidiary Network ZKGC are consolidated in the accompanying consolidated financial statements.

The carrying amounts of the VIE’s consolidated assets and liabilities as of May 31, 2022 and May 31, 2021 are as follows:

	May 31,	May 31,
	2022	2021

Current assets	$543,438	$695,452
Non-current assets	515,876	265,839
Total assets	1,059,314	961,291
Total liabilities	747,522	735,785
Net assets	$311,792	$225,506

The summarized consolidated operating results of the VIE for the year ended May 31, 2022 and the period from August 11, 2020 (inception) through May 31, 2021 are as follows:

	Year Ended May 31,	From August 11, 2020 (Inception) through May 31,
	2022	2021

Sales	$2,925,896	$320,012
Cost of sales	2,681,079	270,484
Gross profit	244,817	49,528
Operating expenses	267,027	57,080
Income / (loss) from operations	(22,210)	(7,552)
Other income /(loss), net	84,040	59,122
(Provision) for income taxes	(23,019)	(15,764)
Net income	$38,811	$35,806

The summarized consolidated statements of cash flows of the VIE for the year ended May 31, 2022 and the period from August 11, 2020 (inception) through May 31, 2021 are as follows:

	Year Ended May 31,	From August 11, 2020 (Inception) through May 31,
	2022	2021

Net cash provided by (used in) operating activities	$269,596	$46,132
Net cash used in investing activities	(143,555)	(192,904)
Net cash (used in) provided by financing activities	(98,199)	238,505
Effect of exchange rate changes on cash	(5,503)	1,198
Net increase in cash	22,339	92,931
Cash, beginning	92,931	-
Cash, ending	$115,270	$92,931